Income taxes	3 Months Ended
Mar. 31, 2018
Income taxes
Income taxes

Note 13 - Income taxes

Income tax expense for the three months ended March 31, 2018 and 2017 was as follows:

	For the three months ended
	March 31,
	2018	2017
Current income tax expense	$7.4	7.8
Deferred income tax expense	6.1	2.6
	$13.5	$10.4